Trade Account Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Account Receivables [Abstract]
Schedule of Trade Account Receivables
	2024		2023	2022

Trade account receivables	Ps.	1,490,035	1,404,541	1,092,855

Expected credit loss		(356,942)	(332,086)	(121,792)

	Ps.	1,133,093	1,072,455	971,063

Schedule of Accounts Receivable

The following tables show the expected lifetime credit loss recognized for commercial trade accounts receivable, in accordance with the simplified approach established in IFRS 9.

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2024	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	5%	11%	63%	7%	26%	58%	75%
Gross amount of account receivable	Ps.	471,339	26,320	15,129	165,967	466,770	85,258	73,850	185,402	1,490,035
Expected credit loss	Ps.	9,090	1,342	1,696	105,099	34,945	22,379	42,518	139,873	356,942

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2023	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	8%	14%	58%	8%	26%	57%	76%
Gross amount of account receivable	Ps.	456,616	25,165	16,939	175,534	418,654	79,281	61,568	170,784	1,404,541
Expected credit loss	Ps.	8,935	2,104	2,455	101,305	31,511	20,622	35,281	129,873	332,086
	Commercial trade receivables – days past due
		Betterware de México				Jafra in Mexico and United States
As of December 31, 2022		Not past due	14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		1%	18%	39%	41%	1%	7%	21%	61%
Gross amount of account receivable	Ps.	365,978	24,198	15,592	161,204	374,039	77,509	31,366	42,969	1,092,855
Expected credit loss	Ps.	3,561	4,337	6,142	66,126	3,589	5,130	6,735	26,172	121,792

Schedule of Expected Credit Loss

The following tables show the movement in lifetime expected credit loss that has been recognized for commercial trade account receivables, in accordance with the simplified approach set out in IFRS 9.

	Total
Balance as of January 1, 2022	Ps.	(90,164)
Expected credit loss		(269,595)
Amounts written off		237,928
Foreign currency translation effect		39
Balance as of December 31, 2022		(121,792)
Expected credit loss		(304,501)
Amounts written off		94,194
Foreign currency translation effect		13
Balance as of December 31, 2023		(332,086)
Expected credit loss		(346,124)
Amounts written off		321,399
Foreign currency translation effect		(131)
Balance as of December 31, 2024	Ps.	(356,942)